INCOME TAXES (Details 2)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Equity [Abstract]
Federal statutory rate	(21.00%)	(21.00%)
State tax rate, net of federal benefit	(7.00%)	(7.00%)
Permanent differences	0	0
Research and development tax credits	(6.00%)	(3.00%)
Section 179 assets	0.00%	0.00%
Change in valuation allowance	34.00%	31.00%
Effective income tax rate	0.00%	0.00%